Intangible Asset, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived License Agreements, Gross	$ 4,600	$ 4,600
Finite-Lived Intangible Asset, Useful Life	11 years
Amortization of Intangible Assets	$ 418	$ 418